Fair Value Measurements (Details) - EMSP 334 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 25,652	$ 23,423
Exxon Mobil Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,361	7,165
Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,397	10,092
Value | Exxon Mobil Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,361	7,165
Value | U.S. Government Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,936	2,893
Value | Corporate Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	100	34
Quoted Prices In Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,361	7,165
Quoted Prices In Active Markets for Identical Assets (Level 1) | Exxon Mobil Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,361	7,165
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,036	2,927
Significant Other Observable Inputs (Level 2) | U.S. Government Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,936	2,893
Significant Other Observable Inputs (Level 2) | Corporate Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	100	34
Common/Collective trusts (at net asset value) | S&P 500 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,004	6,991
Common/Collective trusts (at net asset value) | Small & Mid Cap Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,293	3,074
Common/Collective trusts (at net asset value) | World Ex-US Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,390	1,798
Common/Collective trusts (at net asset value) | Aggregate Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,322	1,172
Common/Collective trusts (at net asset value) | Short term investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 246	$ 296